Acquisition costs and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Options EquityInstruments	Dec. 31, 2016 GBP (£) Options EquityInstruments	Dec. 31, 2015 GBP (£) Options EquityInstruments
Number of options
Beginning of year	7,000,000	9,000,000
End of year	6,000,000	7,000,000	9,000,000
Number of awards
Weighted average share price | £	£ 17.51	£ 13.56	£ 15.49
SAYE options
Number of options
Beginning of year	7,068,884	8,800,000	8,600,000
Granted	1,400,000	1,400,000	2,200,000
Exercised	(1,700,000)	(2,000,000)	(1,600,000)
Forfeited	(100,000)	(100,000)	(200,000)
Cancelled	(200,000)	(800,000)	(200,000)
Lapsed/Expired	(100,000)	(200,000)
End of year	6,448,853	7,068,884	8,800,000
Options immediately exercisable, end of year	400,000	600,000	1,100,000
Weighted average exercise price
Beginning of year | £	£ 10.74	£ 9.44	£ 8.29
Granted | £	14.55	11.04	11.11
Exercised | £	10.07	7.30	5.72
Forfeited | £	10.83	9.95	8.14
Cancelled | £	11.19	6.45	10.15
Lapsed/Expired | £	10.86	9.64	7.47
End of year | £	11.74	10.74	9.44
Options immediately exercisable, end of year | £	£ 11.06	£ 8.53	£ 5.71
Incentive plans
Number of awards
Beginning of year | EquityInstruments	30.2	28.4	28.8
Granted | EquityInstruments	12.7	13.9	9.9
Exercised | EquityInstruments	(7.3)	(10.5)	(7.9)
Forfeited | EquityInstruments	(1.3)	(1.5)	(2.3)
Cancelled | EquityInstruments	(0.1)	(0.1)
Lapsed/Expired | EquityInstruments	(0.6)		(0.1)
End of year | EquityInstruments	33.6	30.2	28.4